Note 6: Intangible Assets	9 Months Ended
Jun. 30, 2013
Notes
Note 6: Intangible Assets

Note 6:  Intangible Assets

The Company owns a patent with a book value at the acquisition date of $15,000.  The patent was acquired in the quarter ended September 30, 2012 and has a remaining useful life of 16 years.  The intangible asset is amortized over 16 years at a monthly amortization expense of $78.  The accumulated amortization expense for the three and six months period ending March 31, 2013 was $234 and $468, respectively.